Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Effect of dilutive shares	11,000,000	10,000,000	9,000,000
Antidilutive shares	0	0	0